INCOME TAXES (Narrative) (Details) - 12 months ended Dec. 31, 2016 ¥ in Millions	USD ($) mo	CNY (¥) mo
Income Taxes 1	16.50%	16.50%
Income Taxes 2 | ¥		¥ 67.0
Income Taxes 3	$ 9,600,000
Income Taxes 4	15.00%	15.00%
Income Taxes 5	12.50%	12.50%
Income Taxes 6	$ 0
Income Taxes 7	$ 433,000
Income Taxes 8 | mo	12	12